Note 10 - Goodwill	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Goodwill Disclosure [Text Block]
Note
10
– Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since
January 31, 2018:

	January 31,	January 31,
	2020	2019
Balance at beginning of year	378,178	350,148
Acquisition of Aljex	–	18,903
Acquisition of Velocity Mail	–	8,448
Acquisition of PinPoint	–	6,306
Acquisition of Visual Compliance	118,785	–
Acquisition of CORE	12,670	–
Acquisition of STEPcom	10,019	–
Acquisition of BestTransport	5,513	–
Adjustments on account of foreign exchange	(1,475)	(5,627)
Balance at end of year	523,690	378,178